Expense Example {- Technology Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-21 - Technology Portfolio - VIP Technology Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871